Rafferty Asset Management, LLC

1301 Avenue of the Americas (6th Avenue)

28th Floor

New York, NY 10019

January 14, 2019

VIA EDGAR

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-1004

Re:	Direxion Shares ETF Trust (the “Trust”)

File Nos.: 333-150525 and 811-22201

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the Prospectus and Statement of Additional Information for the Direxion Russell 1000® Value Over Growth ETF, Direxion Russell 1000® Growth Over Value ETF, Direxion Russell Large Over Small Cap ETF, Direxion Russell Small Over Large Cap ETF, Direxion MSCI Cyclicals Over Defensives ETF, Direxion MSCI Defensives Over Cyclicals ETF, Direxion MSCI Emerging Over Developed Markets ETF, and the Direxion MSCI Developed Over Emerging Markets ETF, that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated January 9, 2019, filed electronically as Post-Effective Amendment No. 234 to the Trust’s Registration Statement on Form N-1A on January 9, 2019.

If you have any questions concerning the foregoing, please contact Angela Brickl of Rafferty Asset Management, LLC at (646) 572-3463 or Stacy L. Fuller of K&L Gates LLP at (202) 778-9475.

Sincerely,

/s/ Angela Brickl
Angela Brickl
Secretary
Rafferty Asset Management, LLC